Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Non-recourse debt [Table Text Block]	During the year ended December 31, 2022, the Company's subsidiaries had the following significant debt transactions:

Subsidiary	Transaction Period	Issuances	Repayments	Loss on Extinguishment of Debt
AES Andes (1)	Q1, Q2, Q3, Q4	$999	$(217)	$—
AES Brasil	Q1, Q2, Q4	779	(201)	—
AES Clean Energy (2)	Q2, Q3, Q4	1,153	(815)	(12)
AES Indiana	Q2, Q4	550	(200)	—
United Kingdom	Q1	710	(350)	—
Netherlands/Panama	Q1	500	—	—
El Salvador	Q2	348	(345)	—
AES Ohio	Q2	140	—	—
AES Dominicana Renewable Energy	Q3	120	—	—
Bulgaria	Q4	159	—	—
_____________________________
(1)Issuances and repayments relate to AES Andes S.A. and AES Colombia.
(2)Issuances and repayments relate to AES Clean Energy Development and AES Renewable Holdings entities

Carrying Amount and Terms of Non-Recourse Debt	The following table summarizes the carrying amount and terms of non-recourse debt at our subsidiaries as of the periods indicated (in millions):

NON-RECOURSE DEBT	Weighted Average Interest Rate	Maturity	December 31,
			2022	2021
Variable Rate:
Bank loans	7.42%	2023 - 2041	$3,971	$2,345
Notes and bonds	1.48%	2023 - 2045	2,137	1,121
Debt to (or guaranteed by) multilateral, export credit agencies or development banks (1)	6.59%	2023 - 2023	4	79
Other	6.64%	2023 - 2030	1,234	125
Fixed Rate:
Bank loans	6.12%	2023 - 2057	461	359
Notes and bonds	5.05%	2023 - 2079	11,130	10,914
Debt to (or guaranteed by) multilateral, export credit agencies or development banks (1)	6.75%	2024 - 2024	3	3
Other	4.95%	2023 - 2061	798	79
Unamortized (discount) premium & debt issuance (costs), net			(309)	(214)
Subtotal			$19,429	$14,811
Less: Current maturities (2)			(1,752)	(1,361)
Noncurrent maturities (2) (3)			$17,677	$13,450
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(1)    Multilateral loans include loans funded and guaranteed by bilaterals, multilaterals, development banks and other similar institutions.
(2)    Excludes $6 million and $6 million (current) and $169 million and $128 million (noncurrent) finance lease liabilities included in the respective non-recourse debt line items on the Consolidated Balance Sheet as of December 31, 2022 and 2021, respectively. See Note 14—Leases for further information.
(3) Excludes $25 million of failed sale-leaseback transaction liabilities included in the non-recourse debt line items on the Consolidated Balance Sheet as of December 31, 2021.
Schedule For Maturity For Non-Recourse Debt
Non-recourse debt as of December 31, 2022 is scheduled to reach maturity as shown below (in millions):

December 31,	Annual Maturities
2023	$1,761
2024	2,687
2025	2,237
2026	1,040
2027	2,720
Thereafter	9,293
Unamortized (discount) premium & debt issuance (costs), net	(309)
Total	$19,429

Debt In Default Table
The following table summarizes the Company's subsidiary non-recourse debt in default (in millions) as of December 31, 2022. Due to the defaults, these amounts are included in the current portion of non-recourse debt:

	Primary Nature of Default	December 31, 2022
Subsidiary		Debt in Default	Net Assets
AES Puerto Rico	Covenant	$143	$(178)
AES Ilumina (Puerto Rico)	Covenant	27	27
AES Jordan Solar	Covenant	7	10
Total		$177

Schedule of Recourse Debt Detail	The following table summarizes the carrying amount and terms of recourse debt of the Company as of the periods indicated (in millions):

	Interest Rate	Final Maturity	December 31, 2022	December 31, 2021
Senior Variable Rate Term Loan	SOFR + 1.125%	2024	200	—
Senior Unsecured Note	3.30%	2025	900	900
Drawings on revolving credit facility	SOFR + 1.75%	2027	325	365
Senior Unsecured Note	1.375%	2026	800	800
Senior Unsecured Note	3.95%	2030	700	700
Senior Unsecured Note	2.45%	2031	1,000	1,000
Other (1)	CDI + 7.00%	2022	—	25
Unamortized (discount) premium & debt issuance (costs), net			(31)	(36)
Subtotal			$3,894	$3,754
Less: Current maturities			—	(25)
Noncurrent maturities			$3,894	$3,729
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(1)Represents project-level limited recourse debt at AES Holdings Brasil Ltda.

			December 31,
	Interest Rate	Maturity	2022	2021
Senior Variable Rate Term Loan	SOFR + 1.125%	2024	200	—
Senior Unsecured Note	3.300%	2025	900	900
Drawings on revolving credit facility	SOFR + 1.75%	2027	325	365
Senior Unsecured Note	1.375%	2026	800	800
Senior Unsecured Note	3.95%	2030	700	700
Senior Unsecured Note	2.45%	2031	1,000	1,000
Unamortized (discounts)/premiums & debt issuance (costs)			(31)	(36)
Total			$3,894	$3,729

Schedule of Future Maturities of Recourse Debt	The following table summarizes the principal amounts due under our recourse debt for the next five years and thereafter (in millions):

December 31,	Net Principal Amounts Due
2023	$—
2024	200
2025	900
2026	800
2027	325
Thereafter	1,700
Unamortized (discount) premium & debt issuance (costs), net	(31)
Total recourse debt	$3,894
As of December 31, 2022 scheduled maturities are presented in the following table (in millions):

December 31,	Annual Maturities
2023	$—
2024	200
2025	900
2026	800
2027	325
Thereafter	1,700
Unamortized (discount)/premium & debt issuance (costs), net	(31)
Total debt	$3,894